Investment in Associate (Tables)	12 Months Ended
Mar. 31, 2021
Investment in Associate [Abstract]
Schedule of investment associate

Details of the Company’s associate as of March 31, 2021 and 2020 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of March 31, 2021	Voting Rights Held as of March 31, 2020
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	36.4%

Schedule of investment in Stimunity S.A.

The following table is a roll-forward of the Company’s investment in Stimunity S.A. as of March 31, 2021 and 2020:

	Years ended March 31,
(In thousands)	2021	2020

Balance, beginning of year	$1,225	$1,207
Additional investment	1,000	–
Share of (loss) income	(490)	18
Balance, end of year	$1,735	$1,225

Schedule of details of the Company's associate

The following table illustrates the summarized financial information of the Company's investment in Stimunity S.A:

	As of March 31,
(In millions)	2021	2020
	(Unaudited)	(Unaudited)
Current assets	$1.6	$1.3
Non-current assets	$–	$–

Current liabilities	$0.7	$0.3
Non-current liabilities	$0.1	$.01
Equity	$0.8	$0.9

Company's share in equity – 44.0% and 36.4%	$0.4	$0.3

	Years Ended March 31,
	2021	2020
	(Unaudited)	(Unaudited)
Revenue	$0.1	$0.2
Loss from operations	$(1.5)	$(0.3)
Net loss	$(1.1)	$–